SHARE CAPITAL (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Dec. 23, 2019	Sep. 30, 2022	Dec. 31, 2021
SHARE CAPITAL (Details) [Line Items]
Common stock, shares issued		111,890,707	111,202,690
Share capital description		During 2021, the Company issued 1,600,000 Common Shares to Aspire for proceeds of $2,709. To date, the Company has issued 6,981,048 Common Shares of Titan for total proceeds of $5.2 million. The balance remaining on Aspire’s commitment was 2,748,729 Common Shares (with a maximum value of $29.8 million). The Company did not issue Common Shares to Aspire in 2022 and the agreement expired on June 23, 2022.
Aspire Capital Fund, LLC [Member]
SHARE CAPITAL (Details) [Line Items]
Common stock, shares issued	9,729,777
Purchase of common stock (in Dollars)	$ 35